Consolidated Statements Of Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Stockholders' Equity [Abstract]
Dividends equivalents declared per share	$ 0.90	$ 0.86	$ 0.81
Dividends declared per share	$ 0.90	$ 0.86	$ 0.81